Document And Entity Information	Nov. 22, 2022
Document Information Line Items
Entity Registrant Name	BLACKSTAR ENTERPRISE GROUP, INC.
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001483646
Document Period End Date	Nov. 22, 2022
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE
Entity File Number	000-55730
Entity Tax Identification Number	27-1120628
Entity Address, Address Line One	4450 Arapahoe Ave
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Boulder
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80303
City Area Code	303
Local Phone Number	500-3210
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false